Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Engagement Party, Consultancy fees and Bonuses		$ 2,843,873	$ 4,221,735
Transition Resources Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person	[1]	Anthony von Christierson
Engagement with	[1]	Lifezone Limited
Engagement Party, Consultancy fees and Bonuses	[1]	$ 163,193	479,702
Commenced	[1]	March 21, 2022
Ended	[1]	July 31, 2023
Engagement with	[1]	Anthony von Christierson
Fugue Pte Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Mike Adams
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses			279,608
Commenced		April 15, 2022
Ended		June 30, 2022
Engagement with		Mike Adams
Airvolution Co. Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Mike Adams
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 625,935	810,810
Commenced		November 16, 2022
Ended
Engagement with		Mike Adams
LZ Advisory LLC [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Christopher Showalter
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 957,682	951,720
Commenced		March 15, 2022
Ended
Engagement with		Christopher Showalter
Southern Prospecting (UK) Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Chris von Christierson
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 68,819	87,588
Commenced		April 3, 2019
Ended		August 31, 2023
Engagement with		Chris von Christierson
Keshel Consult Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Keith Liddell
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 391,735	1,135,157
Commenced		March 15, 2022
Ended		June 30, 2023
Engagement with		Keith Liddell
Keith Liddell [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Keith Liddell
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 132,048
Commenced		July 7, 2023
Ended
Engagement with		Keith Liddell
Integrated Finance WA PTY Ltd [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Charles Liddell
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 37,345	41,195
Commenced		March 23, 2022
Ended
Engagement with		Charles Liddell
Newvision Metals PTE. Limited [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Gerick Mouton
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 425,000	435,956
Commenced		June 2, 2022
Ended
Engagement with		Gerick Mouton
EJMY Consulting [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Evan Young
Engagement with		Lifezone Limited
Engagement Party, Consultancy fees and Bonuses		$ 42,117
Commenced		October 10, 2023
Ended
Engagement with		Evan Young
Natasha Liddell [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Lifezone Asia-Pacific Pty Ltd
Engagement Party, Consultancy fees and Bonuses		$ 320,195	572,829
Engagement with		Lifezone Asia-Pacific Pty Ltd
Simon Liddell [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person		Lifezone Asia-Pacific Pty Ltd
Engagement Party, Consultancy fees and Bonuses		$ 284,047	502,259
Engagement with		Lifezone Asia-Pacific Pty Ltd
Anthony von Christierson [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Related Person	[2]	LZ Services Limited
Engagement Party, Consultancy fees and Bonuses	[2]	$ 122,386
Engagement with	[2]	LZ Services Limited
Consultancy fees and Bonuses [Member]
Significant Related Party Transactions (Details) - Schedule of Consultancy Fees and Bonuses [Line Items]
Engagement Party, Consultancy fees and Bonuses		$ 726,628	$ 1,075,088

[1]	Up to July 2023
[2]	Since August 2023